Note 13 - Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Net actuarial loss (gain)	¥ 585,332	¥ 127,065	¥ (63,775)
Amortization of transition obligation in net periodic pension cost	(365)	(369)	¥ (369)
Amortization of actuarial gain	2,971	2,782
Amounts recognized in other comprehensive income	587,938	129,478	¥ (64,144)
Total net periodic pension cost and amounts recognized in other comprehensive income	¥ 1,213,892	¥ 711,886	¥ 475,924